EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.04 Schedule 8

Loan Level Tape Compare Upload
Loans in Report	7

Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data
2077231	XXXXXX	Debt to Income Ratio (Back)	42.0500	48.3016
2077231	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
2077231	XXXXXX	Original Balance	XXXXXX	XXXXXX
2077231	XXXXXX	Original P&I	0.0000	3212.47
2077233	XXXXXX	Debt to Income Ratio (Back)	23.1200	12.2088
2077233	XXXXXX	Original P&I	0.0000	6374.92
2077233	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
1903386	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
1903386	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
2065570	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
2065621	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
2065621	XXXXXX	Total Cash Out	XXXXXX	XXXXXX

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